(Loss) / Earnings per share	11 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
(Loss) / Earnings per share
(Loss) / Earnings per share
The calculation of (loss) / earnings per share is based on the following data:

	Eleven month period ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
		(Adjusted*)
	000	000	000
(Loss) / profit for the period / year	£(22,032)	£7,490	£(20,158)

Weighted average number of ordinary shares for basic earnings / (loss) earnings per share	164,145	85,702	65,434
Effect of dilutive potential ordinary shares (share options and warrants)	—	442	—
Weighted average number of ordinary shares for diluted earnings per share	164,145	86,144	65,434

Basic (loss) / earnings per ordinary share from operations £	(0.13)	0.09	(0.31)
Diluted (loss) / earnings per ordinary share from operations £	(0.13)	0.09	(0.31)
* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’
Basic loss per ordinary share has been calculated by dividing the loss for the eleven month period ended December 31, 2019, by the weighted average number of shares in issue during the eleven month period ended December 31, 2019. Diluted earnings per ordinary share has been calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potentially dilutive ordinary shares and warrants. Potentially dilutive ordinary shares are the number of shares that could have been acquired at fair value based on the monetary value of the subscription rights attached to share options and warrants in-the-money compared with the number of shares that would have been issued assuming the exercise of share options and warrants in-the-money.
At December 31, 2019, total outstanding share options were 23,224,188, total outstanding restricted stock units (‘RSUs’) were 692,306 and total outstanding warrants were 43,100,425. Of these equity instruments, 67,016,919 were not included in the calculation of potentially dilutive ordinary shares for the year ended December 31, 2019, as they are not dilutive as exercise price was above market price.
IAS 33 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net profit or loss per share. As the Group reported net losses for the eleven months ended December 31, 2019, and the year ended January 31, 2018, the weighted average number of ordinary shares outstanding used to calculate the diluted earnings / (loss) per ordinary share is the same as that used to calculate the basic earnings / (loss) per ordinary share, as the exercise of share options would have the effect of reducing loss per ordinary share which is not dilutive.